UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments.

S&S Program Mutual

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—97.8% †	Number of Shares	Value
Advertising—1.6%
Omnicom Group Inc.	1,444,526	$57,030

Aerospace & Defense—4.0%
CAE Inc.	1,823,305	18,876
Hexcel Corp.	598,250	10,643	(a)
Honeywell International Inc.	1,417,314	62,277
ITT Corp.	89,722	4,202
Rockwell Collins Inc.	256,655	14,950
United Technologies Corp.	474,195	33,777
		144,725

Agricultural Products—0.7%
Archer-Daniels-Midland Co.	759,981	24,259

Asset Management & Custody Banks—3.4%
Ameriprise Financial Inc.	484,500	22,931
Invesco Ltd.	579,477	12,302
State Street Corp.	1,762,110	66,361	(e)
The Bank of New York Mellon Corp.	753,668	19,693
		121,287

Automotive Retail—0.1%
O’Reilly Automotive Inc.	82,302	4,379	(a)

Biotechnology—4.4%
Amgen Inc.	1,732,721	95,490	(a)
Gilead Sciences Inc.	1,781,285	63,432	(a)
		158,922

Brewers—0.2%
Molson Coors Brewing Co.	121,125	5,719

Cable & Satellite—1.2%
DIRECTV	646,040	26,895	(a)
Liberty Global Inc.	512,790	15,671	(a)
		42,566

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	112,152	5,497

Communications Equipment—5.4%
Cisco Systems Inc.	3,854,977	84,424	(a)
QUALCOMM Inc.	2,011,418	90,755
Research In Motion Ltd.	392,405	19,106	(a)
		194,285

Computer Hardware—2.7%
Apple Inc.	296,491	84,129	(a)
Hewlett-Packard Co.	314,031	13,211
		97,340

Construction & Farm Machinery & Heavy Trucks—1.5%
Cummins Inc.	305,469	27,669
Deere & Co.	292,900	20,439
Navistar International Corp.	123,048	5,370	(a)
		53,478

Consumer Finance—0.3%
Capital One Financial Corp.	246,257	9,739

Data Processing & Outsourced Services—3.0%
The Western Union Co.	3,099,337	54,765
Visa Inc.	700,055	51,986
		106,751

Department Stores—0.2%
Macy’s Inc.	345,428	7,976

Diversified Banks—1.1%
US Bancorp	269,170	5,819
Wells Fargo & Co.	1,335,680	33,566
		39,385

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	142,695	12,185

Diversified Support Services—0.4%
Iron Mountain Inc.	639,934	14,296

Electric Utilities—1.7%
Edison International	201,878	6,943
Entergy Corp.	201,875	15,449
ITC Holdings Corp.	104,578	6,510
NextEra Energy Inc.	335,616	18,254
Northeast Utilities	507,420	15,004
		62,160

Electrical Components & Equipment—0.2%
Cooper Industries PLC	123,099	6,023

Electronic Components—0.3%
Corning Inc.	583,194	10,661

Fertilizers & Agricultural Chemicals—1.5%
Monsanto Co.	670,288	32,127
Potash Corporation of Saskatchewan Inc.	152,380	21,949
		54,076

General Merchandise Stores—1.1%
Target Corp.	729,014	38,958

Gold—0.3%
Barrick Gold Corp.	225,307	10,429

Healthcare Distributors—0.3%
Cardinal Health Inc.	323,001	10,672

Healthcare Equipment—2.8%
Becton Dickinson and Co.	76,264	5,651
Covidien PLC	1,287,402	51,741
Hospira Inc.	269,164	15,345	(a)
ResMed Inc.	822,388	26,982	(a)
		99,719

Healthcare Services—1.8%
Express Scripts Inc.	1,065,916	51,910	(a)
Omnicare Inc.	605,622	14,462
		66,372

Home Improvement Retail—1.6%
Lowe’s Companies Inc.	2,566,345	57,204

Home Building—0.1%
MDC Holdings Inc.	90,727	2,634

Home Furnishing Retail—0.3%
Bed Bath & Beyond Inc.	257,253	11,167	(a)

Hotels, Resorts & Cruise Lines—0.5%
Carnival Corp.	512,404	19,579

Household Products—2.1%
Clorox Co.	421,400	28,133
The Procter & Gamble Co.	813,099	48,761
		76,894

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	376,834	4,692	(a)

Industrial Gases—1.2%
Praxair Inc.	479,278	43,260

Industrial Machinery—0.2%
Eaton Corp.	76,264	6,291

Integrated Oil & Gas—5.3%
Chevron Corp.	430,667	34,905
Exxon Mobil Corp.	1,251,978	77,360
Marathon Oil Corp.	538,338	17,819
Occidental Petroleum Corp.	199,216	15,599
Suncor Energy Inc.	1,346,034	43,813
		189,496

Integrated Telecommunication Services—1.2%
AT&T Inc.	1,000,404	28,611
Verizon Communications Inc.	403,751	13,158
		41,769

Internet Software & Services—2.4%
Baidu Inc. ADR	498,050	51,110	(a)
Google Inc.	65,855	34,626	(a)
		85,736

Investment Banking & Brokerage—2.2%
Morgan Stanley	330,451	8,156
The Goldman Sachs Group Inc.	499,891	72,274
		80,430

IT Consulting & Other Services—2.0%
Cognizant Technology Solutions Corp.	38,130	2,458	(a)
International Business Machines Corp.	511,342	68,591
		71,049

Life & Health Insurance—2.2%
Aflac Inc.	375,425	19,413
MetLife Inc.	318,513	12,247
Principal Financial Group Inc.	538,334	13,954
Prudential Financial Inc.	645,523	34,974
		80,588

Life Sciences Tools & Services—1.2%
Life Technologies Corp.	430,839	20,116	(a)
Thermo Fisher Scientific Inc.	489,116	23,419	(a)
		43,535

Movies & Entertainment—2.3%
News Corp.	1,345,834	17,577
The Walt Disney Co.	538,335	17,824
Time Warner Inc.	1,500,482	45,990
		81,391

Multi-Utilities—0.5%
Dominion Resources Inc.	448,612	19,586

Oil & Gas Equipment & Services—2.7%
Halliburton Co.	134,584	4,451
National Oilwell Varco Inc.	161,499	7,182
Schlumberger Ltd.	1,295,453	79,813
Weatherford International Ltd.	439,640	7,518	(a)
		98,964

Oil & Gas Exploration & Production—1.6%
Apache Corp.	340,715	33,308
Devon Energy Corp.	236,573	15,316
Southwestern Energy Co.	309,192	10,339	(a)
		58,963

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	1,390,697	17,217
Spectra Energy Corp.	291,598	6,576
		23,793

Other Diversified Financial Services—3.8%
Bank of America Corp.	5,707,472	74,825
JPMorgan Chase & Co.	1,672,002	63,653
		138,478

Packaged Foods & Meats—1.7%
Kraft Foods Inc.	1,524,395	47,043
McCormick & Company Inc.	157,015	6,601
Nestle S.A. ADR	134,584	7,191
		60,835

Personal Products—0.3%
Avon Products Inc.	384,119	12,334

Pharmaceuticals—2.4%
Abbott Laboratories	93,878	4,904	(h)
Bristol-Myers Squibb Co.	997,805	27,051
Johnson & Johnson	542,821	33,633
Novartis AG ADR	67,290	3,881
Pfizer Inc.	938,781	16,119
		85,588

Property & Casualty Insurance—0.6%
ACE Ltd.	358,890	20,905

Railroads—0.9%
Union Pacific Corp.	418,447	34,229

Real Estate Services—0.4%
CB Richard Ellis Group Inc.	727,272	13,295	(a)

Regional Banks—0.1%
Regions Financial Corp.	753,059	5,475

Reinsurance—0.4%
PartnerRe Ltd.	175,014	14,033

Security & Alarm Services—0.5%
Corrections Corporation of America	686,363	16,939	(a)

Semiconductor Equipment—0.4%
KLA-Tencor Corp.	423,527	14,921

Semiconductors—2.4%
Intel Corp.	2,773,863	53,341
Microchip Technology Inc.	206,532	6,495
Texas Instruments Inc.	953,161	25,869
		85,705

Soft Drinks—3.2%
PepsiCo Inc.	1,714,353	113,902

Specialized Finance—1.5%
CME Group Inc.	213,920	55,716

Steel—1.4%
Allegheny Technologies Inc.	1,075,626	49,963

Systems Software—4.1%
Microsoft Corp.	4,893,883	119,851
Oracle Corp.	994,226	26,695
		146,546

Tobacco—0.4%
Philip Morris International Inc.	260,196	14,576

Wireless Telecommunication Services—2.3%
American Tower Corp.	388,029	19,890	(a)
NII Holdings Inc.	1,525,098	62,682	(a)
		82,572
Total Common Stock		3,521,922
(Cost $3,282,404)

		Principal Amount
Short-Term Investments—2.3%

Time Deposit—2.3%
State Street Corp.
0.01%	10/1/2010	$80,496	80,496	(e)
(Cost $80,496)

Total Investments			3,602,418
(Cost $3,362,900)

Liabilities in Excess of Other Assets , net—(0.1)%			(2,691)

NET ASSETS —100.0%			$3,599,727

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $226,402 or 8.49% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Securities at default.

(m)	Illiquid Securities at September 30, 2010, these securities amounted to $12,707; or 0.48% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Par value is less than $0.50.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation / (Depreciation) on Investments
GE S&S Program Mutual Fund	3,477,800	355,352	(230,674)	124,678

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

GE S&S Program Mutual Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,521,922	$—	$—	$3,521,922
Short-Term Investments	—	80,496	$—	80,496

Total Investments in Securities	$3,521,922	$80,496	$—	$3,602,418

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

By:	/S/ EUNICE TSANG
EUNICE TSANG
Treasurer, S&S Funds

Date: November 24, 2010